Document and Entity Information	Nov. 28, 2022
Cover [Abstract]
Entity Registrant Name	ASPEN AEROGELS INC
Amendment Flag	false
Entity Central Index Key	0001145986
Document Type	8-K
Document Period End Date	Nov. 28, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-36481
Entity Tax Identification Number	04-3559972
Entity Address, Address Line One	30 Forbes Road
Entity Address, Address Line Two	Building B
Entity Address, City or Town	Northborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01532
City Area Code	(508)
Local Phone Number	691-1111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	ASPN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false